Offerings - Offering: 1	Sep. 17, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	5,175,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 517,500,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 76,383
Offering Note
(1)	Includes 675,000 shares of Class A common stock issuable upon exercise of the underwriters’ option to purchase additional shares of Class A common stock.

(2)
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form
S-3
(Registration
No. 333-260602)
(the “Registration Statement”). This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Registration Fee” table included in the base prospectus forming part of the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.